TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Components of the Company's Deferred Tax Assets
	December 31,
	2022	2021

Deferred tax assets:

Net operating loss carryforward	$94,973	$72,116
Research and development costs carryforward	18,728	18,357
Inventory provision	948	1,093
Accrued expenses	727	725
Property and equipment	311	155
Lease liabilities	6,328	-
Other	3,110	2,852

Total deferred tax assets	125,125	95,298

Valuation allowance	(118,932)	(95,264)

Deferred tax liabilities:

Right-of-use assets	(6,193)	-
Other	-	(34)

Total deferred tax liabilities	(6,193)	(34)

Net deferred tax	$-	$-

Summary of Loss Before Taxes on Income
	Year ended December 31,
	2022	2021	2020

Domestic (Israel)	$(127,631)	$(153,091)	$(81,462)
Foreign	1,084	(184)	134

Loss before taxes on income	$(126,547)	$(153,275)	$(81,328)

Summary of Income Taxes
	Year ended December 31,
	2022	2021	2020

Current	$325	$284	$183

Domestic (Israel)	115	232	128
Foreign	210	52	55

Income taxes	$325	$284	$183

Summary of Reconciliation of Effective Income Tax Rate
	Year ended December 31,
	2022	2021	2020

Israel tax provision at statutory rate	23.00%	23.00%	23.00%
Non-deductible share-based compensation	(2.77)%	(2.00)%	(0.61)%
Effect of other permanent differences	0.05%	0.47%	(0.01)%
Change in valuation allowance	(18.70)%	(24.41)%	(22.86)%
Issuance costs	6.06%	3.68%	-
Provision to return	(8.00)%	(0.77)%	0.01%
Other adjustments	0.10%	(0.16)%	0.24%

Effective tax rate	(0.26)%	(0.19)%	(0.23)%